ACQUISITIONS AND DIVESTITURES	3 Months Ended
Mar. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS AND DIVESTITURES	ACQUISITIONS AND DIVESTITURES
Vegetables Transaction
On January 30, 2023, Dole entered into the Agreement with Fresh Express, pursuant to which Fresh Express has agreed to acquire the Fresh Vegetables division for approximately $293.0 million in cash, subject to certain adjustments set forth in the Agreement. As of March 31, 2023, the Company anticipates a closing date for the sale by the end of fiscal year 2023, subject to regulatory approvals and the satisfaction or waiver of customary closing conditions, and expects to recognize a gain upon disposal.
The Fresh Vegetables division comprises substantially all of the assets and all of the liabilities of the former Fresh Vegetables reportable segment. Certain assets of the Fresh Vegetables reportable segment that are excluded from the transaction are not material, individually or in the aggregate, and the majority of these assets have been moved to other assets held for sale in the condensed consolidated balance sheets, as an active program is underway to sell them to another third party. Refer to Note 11 “Assets Held for Sale and Actively Marketed Property” for further detail.
The Company determined that the Fresh Vegetables division met the criteria to be classified as held for sale and that the Vegetables Transaction represents a strategic shift that will have a material effect on the Company’s operations and results. As such, the results of the Fresh Vegetables division have been classified as discontinued operations in the condensed consolidated statements of operations for the periods presented, and its related assets and liabilities have been classified as held for sale in the condensed consolidated balance sheets.
Upon the closing of the transaction, Dole does not anticipate having significant continuing involvement with the Fresh Vegetables division and any such involvement will be limited to certain transition service arrangements that are not expected to be material to Dole’s continuing operations.
The following tables present the results of the Fresh Vegetables division as reported in loss from discontinued operations, net of income taxes, in the condensed consolidated statements of operations, the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets and the discontinued operations cash flows provided by (used in) operating, investing and finance activities in the condensed consolidated statements of cash flows.

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Revenues, net	$294,882	$274,751
Cost of sales	(288,727)	(292,507)
Gross profit (loss)	6,155	(17,756)
Selling, marketing, general and administrative expenses	(14,177)	(14,615)
Transaction and other related costs	(1,500)	—
Operating loss from discontinued operations	(9,522)	(32,371)
Other income, net	53	53
Net interest income (expense)	(239)	26
Loss from discontinued operations before income taxes and equity earnings	(9,708)	(32,292)
Income tax (expense) benefit	(4,872)	6,938
Loss from discontinued operations, net of income taxes	(14,580)	(25,354)
Less: Loss from discontinued operations attributable to noncontrolling interests	74	124
Loss from discontinued operations attributable to Dole plc	$(14,506)	$(25,230)

	March 31, 2023	December 31, 2022

ASSETS	(U.S. Dollars in thousands)
Current receivables, net[1]	$6,459	$13,474
Inventories, net	39,660	42,728
Prepaid expenses and other current assets	5,281	6,050
Property, plant and equipment, net	224,100	227,183
Operating lease right-of-use assets	91,174	99,139
Other noncurrent assets	17,935	17,506
Total Fresh Vegetables assets held for sale	384,609	406,080
Fresh Vegetables current assets held for sale	384,609	62,252
Fresh Vegetables non-current assets held for sale	—	343,828
Total Fresh Vegetables assets held for sale	$384,609	$406,080
LIABILITIES
Accounts payable	$93,648	$88,995
Accrued and other current liabilities	79,500	85,664
Operating lease liabilities	89,634	98,145
Deferred income tax liabilities	30,862	24,973
Other long-term liabilities	17,809	17,858
Total Fresh Vegetables liabilities held for sale	311,453	315,635
Fresh Vegetables current liabilities held for sale	311,453	199,255
Fresh Vegetables non-current liabilities held for sale	—	116,380
Total Fresh Vegetables liabilities held for sale	$311,453	$315,635
[1]Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon the closing of the Vegetable Transaction, Fresh Vegetables’ position under the facility will be settled.

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Cash flow provided by (used in) operating activities - discontinued operations	$2,580	$(47,244)
Cash flow (used in) investing activities - discontinued operations	(2,282)	(1,966)
Cash flow (used in) financing activities - discontinued operations	—	—
Cash provided by (used in) discontinued operations, net	$298	$(49,210)
Other Acquisitions and Divestitures
The Company normally engages in acquisitions to grow its business and product offerings. The majority of acquisitions represent an increase of an existing ownership percentage to obtain control of entities previously accounted for under the equity method.
Other acquisitions and divestitures in the three months ended March 31, 2023 and March 31, 2022 were not material. In the three months ended March 31, 2023 and March 31, 2022, total goodwill acquired was $3.3 million and $0.7 million, respectively, and was assigned to the Diversified Fresh Produce – EMEA reportable segment. There were no gains or losses recorded for acquisition activity in either period. As of March 31, 2023, all other changes in goodwill and intangible assets from December 31, 2022 are attributable to foreign currency translation and periodic amortization.